Consolidated statements of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling interests [member]
Beginning Balance at Jun. 30, 2021		$ 80,290,062	$ 464,000	$ 1,301,000	$ (44,202,000)	$ 37,853,000
Loss after income tax benefit	$ (25,014,000)			0	(25,014,000)	(25,014,000)
Other comprehensive income, (loss) net of tax	35,000			35,000	0	35,000
Total comprehensive income (loss) for the year	(24,979,000)			35,000	(25,014,000)	(24,979,000)
Transactions with owners in their capacity as owners
Shares issued		4,202,000				4,202,000
Share issue cost		(493,000)				(493,000)
Immaterial reclassification				(434,000)	434,000	0
Share based payment				1,674,000		1,674,000
Issue of shares on exercise of options		17,000		(6,000)	6,000	17,000
Shares issued upon conversion of convertible note	0	464,000	(464,000)	0
Expired options				(159,000)	159,000
Ending balance at Jun. 30, 2022		84,480,249		2,412,000	(68,617,000)	18,275,000
Loss after income tax benefit	(20,465,000)	0		0	(20,465,000)	(20,465,000)
Other comprehensive income, (loss) net of tax	110,000	0		110,000		110,000
Total comprehensive income (loss) for the year	(20,355,000)			110,000	(20,465,000)	(20,355,000)
Transactions with owners in their capacity as owners
Shares issued		13,373,000				13,373,000
Share issue cost		(401,000)				(401,000)
Share based payment				1,159,000		1,159,000
Shares issued upon conversion of convertible note	0
Ending balance at Jun. 30, 2023		97,452,246		3,681,000	(89,083,000)	12,050,000
Loss after income tax benefit	(26,778,000)				(26,778,000)	(26,778,000)
Other comprehensive income, (loss) net of tax	(8,000)			(8,000)		(8,000)
Total comprehensive income (loss) for the year	(26,786,000)			(8,000)	(26,778,000)	(26,786,000)
Transactions with owners in their capacity as owners
Shares issued		4,182,000				4,182,000
Share issue cost		(376,000)				(376,000)
Share based payment				533,000		533,000
Shares issued upon conversion of convertible note	$ 380,000	380,000	0	0	0	380,000
Expired options		0	0	(731,000)	731,000
Ending balance at Jun. 30, 2024		$ 101,637,758		$ 3,475,000	$ (115,130,000)	$ (10,017,000)